Employee deferred compensation	12 Months Ended
Dec. 31, 2019
Employee deferred compensation
29 Employee deferred compensation
Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of the Compensation Committee and senior management. Special deferred compensation granted as part of a contractual obligation is typically used to compensate new senior employees for forfeited awards from previous employers upon joining the Group. It is the Group’s policy not to make multi-year guarantees.
Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees and certain other terms. All deferred compensation plans are subject to restrictive covenants, which generally include non-compete and non-solicit provisions. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding.
The following tables show the compensation expense for deferred compensation awards granted in 2019 and prior years that was recognized in the consolidated statements of operations during 2019, 2018 and 2017, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2019 and prior years outstanding as of December 31, 2019 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The estimated unrecognized compensation expense was based on the fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments. The recognition of compensation expense for the deferred compensation awards granted in February 2020 began in 2020 and thus had no impact on the 2019 consolidated financial statements.
Deferred compensation awards for 2019
In February 2020, the Group granted share awards, performance share awards and Contingent Capital Awards (CCA) as deferred compensation. Deferred compensation was awarded to employees with total compensation of CHF/USD  250,000 or the local currency equivalent or higher.
Deferred compensation expense
in	2019	2018	2017
Deferred compensation expense (CHF million)
Share awards	590	514	521
Performance share awards	438	382	348
Contingent Capital Awards	308	154	280
Contingent Capital share awards	(1)	2	18
Capital Opportunity Facility awards	8	12	14
2008 Partner Asset Facility awards [1]	–	–	7
Deferred cash awards	412	221	333
Retention awards	22	54	115
Total deferred compensation expense	1,777	1,339	1,636

Total shares delivered (million)
Total shares delivered	41.8	46.6	42.0
Prior periods have been reclassified to conform to the current presentation.
1 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	2019
Estimated unrecognized compensation expense (CHF million)
Share awards	477
Performance share awards	193
Contingent Capital Awards	165
Deferred cash awards	181
Retention awards	48
Total	1,064

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2020 for 2019.
Share awards
Share awards granted in February 2020 are similar to those granted in February 2019. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code or similar regulations in other jurisdictions. Share awards granted to risk managers vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date, while share awards granted to senior managers vest over five years commencing on the third anniversary of the grant date, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards. The value of the share awards is solely dependent on the Group share price at the time of delivery.
The Group’s share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share and are generally subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
On February 28, 2020, the Group granted 57.9 million share awards with a total value of CHF  626 million. The number of share awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as share awards by the average price of a Group share over the five consecutive trading days ended March 5, 2020. The fair value of each share award was CHF  10.81, the Group share price on the grant date. The majority of share awards granted include the right to receive dividend equivalents on vested shares. The estimated unrecognized compensation expense of CHF  596 million was determined based on the fair value of the awards on the grant date, includes the current estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Share awards granted for previous years
For compensation year	2019	2018	2017
Shares awarded (million)	57.9	55.6	34.1
Value of shares awarded (CHF million)	626	638	613
Fair value of each share awarded (CHF) [1]	10.81	11.75	17.22
1 Based on the Group’s share price on the grant date.
In order to comply with Capital Requirements Directive IV requirements, employees who hold key roles in respect of certain Group subsidiaries receive shares that are subject to transfer restrictions for 50% of the amount that would have been paid to them in cash. These shares are vested at the time of grant but remain blocked, that is, subject to transfer restrictions, for six months to three years from the date of grant, depending on the location.
On February 28, 2020, the Group granted 3.2 million blocked shares with a total value of CHF  37 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2019.
Blocked share awards granted for previous years
For compensation year	2019	2018	2017
Blocked shares awarded (million)	3.2	3.0	2.1
Value of shares awarded (CHF million)	37	35	38
Share award activities
	2019		2018		2017
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million		Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	83.2	16.15	84.9	15.73	73.2		18.77
Granted	69.3	11.68	43.8	16.91	54.3	[1]	14.53
Settled	(36.9)	16.15	(40.7)	16.09	(38.2)		19.74
Forfeited	(5.1)	13.83	(4.8)	16.24	(4.4)		16.47
Balance at end of period	110.5	13.46	83.2	16.15	84.9		15.73
of which vested	11.9	–	8.6	–	8.5		–
of which unvested	98.6	–	74.6	–	76.4		–
1
Includes an adjustment for share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Performance share awards
Managing directors and all material risk takers and controllers (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) received a portion of their deferred variable compensation in the form of performance share awards. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions.
Performance share awards are subject to a negative adjustment in the event of a divisional loss by the division in which the employees worked as of December 31, 2019, or a negative ROE of the Group, whichever results in a larger adjustment. For employees in corporate functions and the Asset Resolution Unit, the negative adjustment only applies in the event of a negative ROE of the Group and is not linked to the performance of the divisions. Given the pre-tax loss in the Investment Banking & Capital Markets division for 2019, a negative adjustment has been applied to performance share awards held by employees in that division. The basis for the ROE calculation may vary from year to year, depending on the Compensation Committee’s determination for the year in which the performance shares are granted.
On February 28, 2020, the Group granted 50.7 million performance share awards with a total value of CHF  553 million. The number of performance share awards granted to employees was generally determined by dividing the deferred component of variable compensation being granted as performance share awards by the average price of a Group share over the five consecutive trading days ended March 5, 2020. The fair value of each performance share award was CHF  10.81, the Group share price on the grant date. The majority of performance share awards granted include the right to receive dividend equivalents on vested shares. The estimated unrecognized compensation expense of CHF  519 million was determined based on the fair value of the awards on the grant date, includes the current estimated outcome of the relevant performance criteria and estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Performance share awards granted for previous years
For compensation year	2019	2018	2017
Performance shares awarded (million)	50.7	46.1	26.5
Value of performance shares awarded (CHF million)	553	532	478
Fair value of each performance share awarded (CHF) [1]	10.81	11.75	17.22
1 Based on the Group’s share price on the grant date.
Performance share award activities
	2019		2018		2017
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million		Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	51.7	16.33	54.2	15.88	48.4		19.11
Granted	45.4	11.60	26.5	16.98	31.8	[1]	14.41
Settled	(22.8)	16.51	(26.3)	16.07	(23.9)		20.41
Forfeited	(1.9)	13.67	(2.7)	16.26	(2.1)		16.38
Balance at end of period	72.4	13.38	51.7	16.33	54.2		15.88
of which vested	6.7	–	5.4	–	6.7		–
of which unvested	65.7	–	46.3	–	47.5		–
1
Includes an adjustment for performance share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

Contingent Capital Awards
CCA were granted in February 2020, 2019 and 2018 to managing directors and directors as part of the 2019, 2018 and 2017 deferred variable compensation and have rights and risks similar to those of certain contingent capital instruments issued by the Group in the market. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code or similar regulations in other jurisdictions, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period. CCA generally provide a conditional right to receive semi-annual cash payments of interest equivalents until settled, with rates being dependent upon the vesting period and currency of denomination. CCA granted in 2020, 2019 and 2018 that vest five or seven years from the date of grant are not eligible for semi-annual cash payments of interest equivalents.
■ CCA granted in 2020, 2019 and 2018 that are denominated in US dollars and vest three years from the date of grant receive interest equivalents at a rate of 3.77%, 4.46% and 3.05%, respectively, per annum over the six-month US dollar London Interbank Offered Rate (LIBOR); and
■ CCA granted in 2020, 2019 and 2018 that are denominated in Swiss francs and vest three years from the date of grant receive interest equivalents at a rate of 3.29%, 3.73% and 2.24%, respectively, per annum over the six-month Swiss franc LIBOR.
The rates were set in line with market conditions at the time of grant and existing high-trigger and low-trigger contingent capital instruments that the Group has issued. For CCA granted in February 2020, employees who received compensation in Swiss francs received CCA denominated in Swiss francs and all other employees received CCA denominated in US dollars.
As CCA qualify as going concern loss-absorbing capital of the Group, the timing and form of distribution upon settlement is subject to approval by FINMA. At settlement, employees will receive either a contingent capital instrument or a cash payment based on the fair value of the CCA. The fair value will be determined by the Group. In the case of a cash settlement, the CCA award will be converted into the local currency of each respective employee.
CCA have loss-absorbing features such that prior to settlement, the principal amount of the CCA would be written down to zero and forfeited if any of the following trigger events were to occur:
■ the Group’s reported common equity tier 1 (CET1) ratio falls below 7%; or
■ FINMA determines that cancellation of the CCA and other similar contingent capital instruments is necessary, or that the Group requires public sector capital support, in either case to prevent it from becoming insolvent or otherwise failing.
On February 28, 2020, the Group awarded CHF  268 million of CCA that will be expensed over the vesting period. The estimated unrecognized compensation expense of CHF  257 million was determined based on the fair value of the awards on the grant date and includes the current estimated outcome of the relevant performance criteria, the estimated future forfeitures and the expected semi-annual cash payments of interest equivalents and will be recognized over the vesting period.
Contingent Capital Awards granted for previous years
For compensation year	2019	2018	2017
CCA awarded (CHF million)	268	299	241
Contingent Capital share awards
In March 2016, the Group executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective CCA into Contingent Capital share awards. Each Contingent Capital share award had a grant-date fair value of CHF  14.45 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original CCA.
Contingent Capital share award activities
	2019	2018	2017
Contingent Capital share awards (million)
Balance at beginning of period	3.4	8.4	13.5
Granted	0.0	0.0	0.3	[1]
Settled	(3.3)	(4.9)	(5.0)
Forfeited	0.0	(0.1)	(0.4)
Balance at end of period	0.1	3.4	8.4
of which vested	0.0	0.7	1.3
of which unvested	0.1	2.7	7.1
1
Includes an adjustment for Contingent Capital share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Contingent Capital shares granted.

Capital Opportunity Facility awards
As part of the 2011 annual compensation process, the Group awarded a portion of deferred variable compensation for senior employees in the form of 2011 Partner Asset Facility (PAF2) units. PAF2 units were essentially fixed income structured notes that are exposed to a portion of the credit risk that arises in the Group’s derivative activities, including both current and possible future swaps and other derivative transactions.
PAF2 awards were linked to a portfolio of the Group’s credit exposures, providing risk offset and capital relief. Due to regulatory changes, this capital relief would no longer be available. As a result, the Group restructured the awards, requiring PAF2 holders to reallocate the exposure of their awards from the pool of counterparty credit risks in the original PAF2 structure to one of the following options, or a combination thereof:
■ i) Capital Opportunity Facility (COF): participants elected for their award to be referenced to a COF. The COF is a seven-year facility that is linked to the performance of a portfolio of risk-transfer and capital mitigation transactions to be entered into with the Group chosen by a COF management team. The value of the COF awards will be reduced if there are losses from the COF portfolio, up to the full amount of the award. Participants who elect the COF will receive semi-annual US dollar cash distributions of 6.5% per annum until settlement in cash in 2021, and such semi-annual distributions will reduce the cash settlement amount payable in 2021; and
■ ii) CCA: participants elected to receive CCA, with similar terms to the instruments granted as part of the 2013 compensation awards.
Deferred cash awards
Deferred cash awards include certain special awards as well as voluntary deferred compensation plans and employee investment plans. For certain special awards, compensation expense was primarily driven by their vesting schedule; for other deferred cash awards, compensation expense was driven by mark to market and performance adjustments, as the majority of the awards are fully vested.
Deferred fixed cash awards
The Group granted deferred fixed cash compensation during 2019, 2018 and 2017 of CHF  108 million, CHF  98 million and CHF  90 million, respectively, to certain employees in the Americas. This compensation has been expensed in Global Markets, Investment Banking & Capital Markets and International Wealth Management over a three-year vesting period from the grant date. Amortization of this compensation in 2019 totaled CHF  102 million, of which CHF  58 million was related to awards granted in 2019.
Upfront cash awards
In February 2020, certain managing directors and directors in Investment Banking & Capital Markets and Asia Pacific were granted CHF  146 million of upfront cash awards as part of the cash component of their 2019 variable compensation. In 2019, certain managing directors and directors in the Asia Pacific division were granted CHF  47 million of upfront cash awards. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2019 totaled CHF  21 million.
Retention awards
The Group granted deferred cash and stock retention awards during 2019, 2018 and 2017 of CHF  40 million, CHF  25 million and CHF  65 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards totaled CHF  22 million in 2019.
Delivered shares
The Group fully covered its share delivery obligations through market purchases in 2019, 2018 and 2017.